TRADE AND OTHER NON TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Other payables	$ 7,950	$ 17,929
Suppliers	0	725
Total non-current	7,950	18,654
Suppliers	97,167	85,274
Total current trade payables	97,167	85,274
Suppliers of fixed assets	18,939	17,244
Personnel	55,401	58,821
Other payables	19,556	11,425
Advances from customers	71	1,187
Total current other non-trade payables	93,967	88,677
Total Current	191,134	173,951
Trade payables	$ 199,084	$ 192,605